Significant Or Pending Acquisitions	12 Months Ended
Oct. 31, 2022
Disclosure Of Significant Or Pending Acquisitions [Abstract]
Significant Or Pending Acquisitions
NOTE 13:  SIGNIFICANT OR PENDING ACQUISITIONS
Acquisition of Cowen Inc.
On August 2, 2022, the Bank and Cowen announced a definitive agreement for TD to acquire Cowen in an all-cash
transaction valued at US$1.3 billion, or US$39.00
for each share of Cowen common stock. The
Bank is currently planning to close the transaction in the first calendar quarter of 2023, subject to customary closing conditions, including approvals from certain U.S., Canadian, and foreign regulatory authorities. Regulatory approvals are not within the Bank’s control. The results of the acquired business will be consolidated by the Bank from the closing date and reported in the Wholesale Banking segment.
Acquisition of First Horizon Corporation
On February 28, 2022, the Bank and First Horizon Corporation (“First Horizon”) announced a definitive agreement for the Bank to acquire First Horizon in an all-cash
transaction valued at US$13.4 billion, or US$25.00 for each common share of First Horizon. In connection with this transaction, the Bank has invested US$494 million in non-voting
First Horizon preferred stock (convertible in certain circumstances into up to 4.9
% of First Horizon’s common stock). The Bank is currently planning to close the transaction in the first half of fiscal 2023, subject to customary closing conditions, including approvals from U.S. and Canadian regulatory authorities. Regulatory approvals are not within the Bank’s control. The results of the acquired business will be consolidated by the Bank from the closing date and reported in the U.S. Retail segment.
First Horizon shareholders will receive, at closing, an additional US$0.65 per share on an annualized basis for the period from November 27, 2022 through the day immediately prior to the closing. Either party will have the right to terminate the agreement if the transaction has not closed by February 27, 2023 (the “outside date”), subject to the right of either party (under certain conditions) to extend the outside date to May 27, 2023.
During the year, the Bank implemented a strategy to mitigate interest rate volatility to capital on closing of the acquisition.
The fair value of First Horizon’s fixed rate financial assets and liabilities and certain intangible assets are sensitive to interest rate changes. The fair value of net assets will determine the amount of goodwill to be recognized on closing of the acquisition. Increases in goodwill and intangibles will negatively impact capital ratios because they are deducted from capital under OSFI Basel III rules. In order to mitigate this volatility to closing capital, the Bank de-designated
certain interest rate swaps hedging fixed income investments in fair value hedge accounting relationships.
After the
de-designation,
mark-to-market
gains (losses) on these swaps are recognized in earnings, without any corresponding offset from the previously hedged investments. Such gains (losses) will mitigate the capital impact from changes in the amount of goodwill recognized on closing of the acquisition. The de-designation
also triggered the amortization of the investments’ basis adjustment to net interest income over the remaining expected life of the investments.
For the year ended October 31, 2022, the Bank reported

$
1,487
 million in
non-interest
income related to the
mark-to-market
on the swaps, and $
154

million in net interest income related to the basis adjustment amortization. In addition, for the year ended October 31, 2022, the Bank reported $121 million in non-interest income related to the net interest earned on the swaps since the de-designation of the hedge accounting relationships.
Acquisition of Wells Fargo & Company’s Canadian Direct Equipment Finance Business
On May 1, 2021, the Bank acquired the Canadian Direct Equipment Finance business of Wells Fargo & Company. The results of the acquired business have been consolidated from the acquisition date and included in the Canadian Personal and Commercial Banking segment. This acquisition was accounted for as a business combination under the purchase method. The excess of accounting consideration over the fair value of tangible net assets acquired was allocated to other intangibles and goodwill.

Acquisition of Headlands Tech Global Markets, LLC
On July 1, 2021, the Bank acquired Headlands Tech Global Markets, LLC, a Chicago based quantitative fixed income trading company. The results of the acquired business have been consolidated from the acquisition date and included in the Wholesale segment. This acquisition was accounted for as a business combination under the purchase method. The excess of accounting consideration over the fair value of tangible net assets acquired was allocated to other intangibles and goodwill.